COMMITMENT AND CONTINGENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF WARRANT ASSUMPTIONS USED

The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024	March 31, 2025
Expected volatility (%) (*)	117.19%	117.68%	151.68%
Risk-free interest rate (%)	3.51%	4.38%	3.96%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (years)	5	5	4.5
Exercise price (US dollars)	$1	$1	$0.1
Share price (US dollars)	$0.247	$0.248	$0.239
Fair value (U.S. dollars)	$307	$312	$415

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

The Company estimated the fair value of the Warrant Shares as of October 1, 2024 and December 31, 2024, using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024
Expected volatility (%) (*)	117.19%	117.68%
Risk free interest rate (%)	3.51%	4.38%
Expected dividend yield	0.0%	0.0%
Expected term of options (years)	5	5
Exercise price (US dollars)	$1	$1
Share price (US dollars)	$0.0247	$0.248
Fair value (U.S. dollars)	$307	$312

(*)	The expected volatility was based on the historical volatility of the share price of the Company.